Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Registrant Name	dei_EntityRegistrantName	1290 FUNDS
CIK	dei_EntityCentralIndexKey	0001605941
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2022
Effective Date	dei_DocumentEffectiveDate	Jul. 11, 2022
Prospectus Date	rr_ProspectusDate	Jul. 11, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
1290 Essex Small Cap Growth Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESCFX
1290 Essex Small Cap Growth Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESCHX
1290 Essex Small Cap Growth Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESCJX
1290 Essex Small Cap Growth Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESCKX